VANECK CLO ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)

Par
(000's) Value
COLLATERALIZED LOAN OBLIGATIONS:
98.9%
610 Funding CLO 2 Ltd. 144A
5.64% (Term SOFR USD 3
Month+1.35%), 01/20/34 $ 10,600 $ 10,602,512
6.14% (Term SOFR USD 3
Month+1.85%), 01/20/34 6,000 6,003,114
AGL Clo 40 Ltd. 144A
1.00% (Term SOFR USD 3
Month+1.75%), 07/22/38 1,000 1,001,250
AGL CLO 5 Ltd. 144A
5.95% (Term SOFR USD 3
Month+1.66%), 07/20/34 23,150 23,230,654
AGL Core CLO 8 LTD 144A
5.88% (Term SOFR USD 3
Month+1.50%), 01/20/38 3,000 2,984,697
Allegro CLO XII Ltd. 144A
5.73% (Term SOFR USD 3
Month+1.44%), 07/21/37 8,625 8,646,364
Anchorage Capital Clo 17
Ltd. 144A
5.77% (Term SOFR USD 3
Month+1.45%), 02/28/38 7,875 7,838,019
5.97% (Term SOFR USD 3
Month+1.65%), 02/28/38 4,250 4,205,337
Anchorage Capital CLO 30
Ltd. 144A
5.92% (Term SOFR USD 3
Month+1.60%), 01/20/37 3,075 3,079,526
Ares LIV CLO Ltd. 144A
6.10% (Term SOFR USD 3
Month+1.80%), 10/15/32 1,750 1,745,553
Ares LX CLO Ltd. 144A
6.20% (Term SOFR USD 3
Month+1.91%), 07/18/34 2,000 2,002,072
Bain Capital Credit CLO
2017-2 Ltd. 144A
5.70% (Term SOFR USD 3
Month+1.40%), 07/25/37 10,600 10,567,341
Bain Capital Credit CLO
2020-1 Ltd. 144A
6.09% (Term SOFR USD 3
Month+1.80%), 04/18/33 2,250 2,252,547
Bain Capital Credit CLO
2020-3 Ltd. 144A
7.39% (Term SOFR USD 3
Month+3.10%), 10/23/34 10,130 10,101,545
Bain Capital Credit CLO
2020-5 Ltd. 144A
7.89% (Term SOFR USD 3
Month+3.60%), 04/20/34 5,000 5,023,195
Bain Capital Credit CLO
2021-1 Ltd. 144A
5.73% (Term SOFR USD 3
Month+1.40%), 04/18/34 5,950 5,906,690
Bain Capital Credit CLO
2021-2 Ltd. 144A
7.41% (Term SOFR USD 3
Month+3.10%), 07/16/34 12,850 12,957,220
Par
(000’s) Value
Bain Capital Credit CLO
2021-4 Ltd. 144A
7.65% (Term SOFR USD 3
Month+3.36%), 10/20/34 $ 6,780 $ 6,725,679
Bain Capital Credit CLO
2021-7 Ltd. 144A
5.81% (Term SOFR USD 3
Month+1.50%), 01/22/35 5,700 5,650,906
10.81% (Term SOFR USD 3
Month+6.50%), 01/22/35 1,100 1,081,968
Benefit Street Partners CLO
XXV Ltd. 144A
5.77% (Term SOFR USD 3
Month+1.45%), 01/15/35 7,000 6,938,834
BlueMountain CLO 2018-3
Ltd. 144A
5.49% (Term SOFR USD 3
Month+1.19%), 10/25/30 2,581 2,580,230
BlueMountain CLO XXVIII
Ltd. 144A
7.46% (Term SOFR USD 3
Month+3.16%), 04/15/34 4,250 4,258,313
BlueMountain CLO XXX Ltd.
144A
6.20% (Term SOFR USD 3
Month+1.90%), 04/15/35 3,135 3,138,122
BlueMountain CLO XXXV Ltd.
144A
5.99% (Term SOFR USD 3
Month+1.70%), 10/22/37 11,000 10,977,417
6.14% (Term SOFR USD 3
Month+1.85%), 10/22/37 14,750 14,764,116
Canyon CLO 2016-1 Ltd.
144A
6.26% (Term SOFR USD 3
Month+1.96%), 07/15/31 10,000 10,050,790
Canyon CLO 2016-2 Ltd.
144A
6.31% (Term SOFR USD 3
Month+2.01%), 10/15/31 6,000 6,010,320
Canyon CLO 2019-1 Ltd.
144A
5.73% (Term SOFR USD 3
Month+1.43%), 07/15/37 2,150 2,152,081
Canyon CLO 2019-2 Ltd.
144A
5.81% (Term SOFR USD 3
Month+1.50%), 10/15/34 5,000 4,956,410
6.21% (Term SOFR USD 3
Month+1.90%), 10/15/34 12,325 12,193,492
Canyon CLO 2020-1 Ltd.
144A
6.25% (Term SOFR USD 3
Month+1.95%), 07/15/34 11,500 11,405,539
Canyon CLO 2020-2 Ltd.
144A
5.83% (Term SOFR USD 3
Month+1.53%), 10/15/34 16,665 16,606,056
Capital Four US CLO III Ltd.
144A

VANECK CLO ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
1.00% (Term SOFR USD 3
Month+2.20%), 04/21/38 $ 1,000 $ 1,001,529
Carlyle Global Market
Strategies CLO 2012-4 Ltd.
144A
6.39% (Term SOFR USD 3
Month+2.10%), 04/22/32 1,425 1,426,711
Carlyle Global Market
Strategies CLO 2015-4 Ltd.
144A
6.14% (Term SOFR USD 3
Month+1.85%), 07/20/32 8,520 8,523,902
CBAM 2017-1 Ltd. 144A
6.18% (Term SOFR USD 3
Month+1.80%), 01/20/38 5,200 5,210,135
CBAM 2017-2 Ltd. 144A
6.41% (Term SOFR USD 3
Month+2.11%), 07/17/34 1,500 1,500,788
CBAM 2021-14 Ltd. 144A
7.65% (Term SOFR USD 3
Month+3.36%), 04/20/34 5,000 4,989,505
Cedar Funding IV CLO Ltd.
144A
5.62% (Term SOFR USD 3
Month+1.34%), 01/23/38 2,000 2,000,550
Columbia Cent CLO 31 Ltd.
144A
5.90% (Term SOFR USD 3
Month+1.60%), 04/20/34 5,740 5,699,625
Columbia Cent CLO 32 Ltd.
144A
6.35% (Term SOFR USD 3
Month+2.05%), 07/24/34 4,000 4,003,804
7.47% (Term SOFR USD 3
Month+3.17%), 07/24/34 10,000 10,019,720
Columbia Cent CLO 34 Ltd.
144A
6.09% (Term SOFR USD 3
Month+1.65%), 01/25/38 12,000 12,023,652
6.29% (Term SOFR USD 3
Month+1.85%), 01/25/38 2,300 2,301,651
Creeksource 2024-1 Dunes
Creek Clo Ltd. 144A
5.98% (Term SOFR USD 3
Month+1.65%), 01/15/38 4,000 4,020,000
Creeksource 2024-1 Dunes
Creek CLO Ltd. 144A
6.08% (Term SOFR USD 3
Month+1.75%), 01/15/38 9,000 9,022,347
Dryden 104 CLO Ltd. 144A
5.92% (Term SOFR USD 3
Month+1.60%), 08/20/34 1,075 1,074,990
Dryden 113 CLO Ltd. 144A
7.40% (Term SOFR USD 3
Month+3.10%), 10/15/37 3,900 3,907,352
Dryden 61 CLO Ltd. 144A
5.88% (Term SOFR USD 3
Month+1.58%), 01/17/32 10,375 10,375,010
Dryden 64 CLO Ltd. 144A
Par
(000’s) Value
5.52% (Term SOFR USD 3
Month+1.23%), 04/18/31 $ 644 $ 644,636
Dryden 80 CLO Ltd. 144A
6.05% (Term SOFR USD 3
Month+1.75%), 01/17/33 1,250 1,251,174
6.45% (Term SOFR USD 3
Month+2.15%), 01/17/33 1,250 1,247,549
Dryden 95 CLO Ltd. 144A
7.37% (Term SOFR USD 3
Month+3.05%), 08/20/34 5,275 5,285,344
Fort Washington CLO 2019-1
144A
5.99% (Term SOFR USD 3
Month+1.70%), 10/20/37 5,500 5,529,783
Generate CLO 20 Ltd. 144A
5.99% (Term SOFR USD 3
Month+1.70%), 01/25/38 6,700 6,718,492
Generate CLO 9 LTD 144A
6.04% (Term SOFR USD 3
Month+1.75%), 01/20/38 20,000 19,990,059
Golub Capital Partners CLO
74 B Ltd. 144A
6.15% (Term SOFR USD 3
Month+1.85%), 07/25/37 1,500 1,502,544
ICG US CLO 2021-3 Ltd. 144A
6.39% (Term SOFR USD 3
Month+2.10%), 10/20/34 11,000 10,913,111
KKR CLO 24 Ltd. 144A
5.63% (Term SOFR USD 3
Month+1.34%), 04/20/32 2,843 2,843,763
KKR CLO 27 LTD 144A
10.66% (Term SOFR USD 3
Month+6.25%), 01/15/35 1,000 1,002,760
KKR CLO 28 Ltd. 144A
6.41% (Term SOFR USD 3
Month+2.10%), 02/09/35 8,000 8,015,640
7.01% (Term SOFR USD 3
Month+2.70%), 02/09/35 1,500 1,504,767
KKR CLO 30 Ltd. 144A
6.15% (Term SOFR USD 3
Month+1.85%), 04/17/37 2,500 2,491,440
KKR CLO 36 Ltd. 144A
6.26% (Term SOFR USD 3
Month+1.96%), 10/15/34 5,000 5,000,800
KKR Clo 37 Ltd. 144A
5.96% (Term SOFR USD 3
Month+1.65%), 04/20/38 15,700 15,625,802
KKR CLO 40 Ltd. 144A
5.99% (Term SOFR USD 3
Month+1.70%), 10/20/34 6,350 6,345,282
LCM 29 Ltd. 144A
5.63% (Term SOFR USD 3
Month+1.33%), 04/15/31 3,837 3,831,951
LCM 39 Ltd. 144A
6.30% (Term SOFR USD 3
Month+2.00%), 10/15/34 14,250 14,275,793
7.55% (Term SOFR USD 3
Month+3.25%), 10/15/34 2,675 2,672,772
11.30% (Term SOFR USD 3
Month+7.00%), 10/15/34 1,250 1,258,569

Par
(000’s) Value
LCM 40 Ltd. 144A
6.45% (Term SOFR USD 3
Month+2.15%), 01/15/38 $ 13,200 $ 13,122,569
LCM 42 Ltd. 144A
6.21% (Term SOFR USD 3
Month+1.80%), 01/15/38 2,750 2,748,812
Madison Park Funding XXXII
Ltd. 144A
6.04% (Term SOFR USD 3
Month+1.75%), 07/22/37 2,325 2,321,243
MidOcean Credit CLO X 144A
5.89% (Term SOFR USD 3
Month+1.60%), 10/23/34 1,400 1,402,587
6.24% (Term SOFR USD 3
Month+1.95%), 10/23/34 2,650 2,652,528
MidOcean Credit CLO XI Ltd.
144A
5.82% (Term SOFR USD 3
Month+1.50%), 01/18/36 4,500 4,503,200
6.02% (Term SOFR USD 3
Month+1.70%), 01/18/36 6,725 6,720,319
Neuberger Berman CLO
XVI-S Ltd. 144A
5.91% (Term SOFR USD 3
Month+1.60%), 04/15/39 4,300 4,303,750
Neuberger Berman Loan
Advisers CLO 38 Ltd. 144A
5.72% (Term SOFR USD 3
Month+1.40%), 10/20/36 26,700 26,506,344
Neuberger Berman Loan
Advisers Clo 42 Ltd. 144A
6.17% (Term SOFR USD 3
Month+1.40%), 07/16/36 22,500 22,350,464
Neuberger Berman Loan
Advisers CLO 57 Ltd. 144A
6.30% (Term SOFR USD 3
Month+1.70%), 10/24/38 2,000 2,002,476
Ocean Trails CLO 8 144A
6.05% (Term SOFR USD 3
Month+1.75%), 07/15/34 7,250 7,231,172
Ocean Trails Clo XI 144A
5.85% (Term SOFR USD 3
Month+1.55%), 07/20/34 9,800 9,774,628
OCP CLO 2019-17 Ltd. 144A
5.69% (Term SOFR USD 3
Month+1.40%), 07/20/37 5,950 5,953,058
Octagon Investment
Partners 28 Ltd. 144A
6.02% (Term SOFR USD 3
Month+1.72%), 04/24/37 2,500 2,505,980
Octagon Investment
Partners 43 Ltd. 144A
6.15% (Term SOFR USD 3
Month+1.85%), 10/25/32 5,000 5,003,385
OZLM Funding II Ltd. 144A
5.49% (Term SOFR USD 3
Month+1.20%), 07/30/31 4,362 4,360,814
OZLM XIV Ltd. 144A
6.13% (Term SOFR USD 3
Month+1.84%), 01/15/38 16,400 16,410,808
Par
(000’s) Value
6.49% (Term SOFR USD 3
Month+2.20%), 01/15/38 $ 1,500 $ 1,494,375
OZLM XIX Ltd. 144A
5.65% (Term SOFR USD 3
Month+1.35%), 01/15/35 16,625 16,631,667
6.35% (Term SOFR USD 3
Month+2.05%), 01/15/35 3,125 3,120,575
7.80% (Term SOFR USD 3
Month+3.50%), 01/15/35 10,000 10,018,920
OZLM XV Ltd. 144A
5.51% (Term SOFR USD 3
Month+1.22%), 04/20/33 10,600 10,584,556
OZLM XXII Ltd. 144A
5.63% (Term SOFR USD 3
Month+1.33%), 01/17/31 355 355,343
OZLM XXIII Ltd. 144A
6.15% (Term SOFR USD 3
Month+1.85%), 10/15/37 11,500 11,511,121
6.50% (Term SOFR USD 3
Month+2.20%), 10/15/37 6,000 5,949,390
Park Blue CLO 2024-V Ltd.
144A
5.78% (Term SOFR USD 3
Month+1.48%), 07/25/37 5,100 5,105,722
POLUS US CLO I Ltd. 144A
6.36% (Term SOFR USD 3
Month+1.90%), 10/20/37 3,000 3,004,227
6.86% (Term SOFR USD 3
Month+2.40%), 10/20/37 1,550 1,557,614
Post CLO VI Ltd. 144A
5.88% (Term SOFR USD 3
Month+1.42%), 01/20/38 6,350 6,354,064
Riserva CLO Ltd. 144A
5.90% (Term SOFR USD 3
Month+1.61%), 01/18/34 2,540 2,528,341
Rockford Tower CLO 2019-2
Ltd. 144A
6.32% (Term SOFR USD 3
Month+2.00%), 08/20/32 3,000 2,996,982
Rockford Tower CLO 2020-1
Ltd. 144A
6.19% (Term SOFR USD 3
Month+1.90%), 01/20/36 8,650 8,628,280
Rockford Tower CLO 2021-3
Ltd. 144A
6.09% (Term SOFR USD 3
Month+1.65%), 01/15/38 13,500 13,552,529
Rockford Tower CLO 2022-3
Ltd. 144A
5.73% (Term SOFR USD 3
Month+1.44%), 07/20/37 12,000 12,029,628
RR 16 Ltd. 144A
6.21% (Term SOFR USD 3
Month+1.91%), 07/15/36 5,000 5,008,750
RR 20 Ltd. 144A
5.87% (Term SOFR USD 3
Month+1.55%), 07/15/37 22,000 22,013,903
RR15 Ltd. 144A
6.01% (Term SOFR USD 3
Month+1.71%), 04/15/36 5,065 5,062,336

VANECK CLO ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Sagard-Halseypoint CLO 8
Ltd. 144A
5.70% (Term SOFR USD 3
Month+1.39%), 01/30/38 $ 14,500 $ 14,492,388
Sculptor CLO XXVI Ltd. 144A
6.20% (Term SOFR USD 3
Month+1.85%), 01/20/38 11,725 11,731,976
6.55% (Term SOFR USD 3
Month+2.20%), 01/20/38 1,700 1,687,250
Sculptor CLO XXVIII Ltd. 144A
6.25% (Term SOFR USD 3
Month+1.95%), 01/20/35 9,000 8,972,595
Signal Peak CLO 10 Ltd. 144A
5.77% (Term SOFR USD 3
Month+1.45%), 01/24/38 9,000 9,005,697
Signal Peak CLO 4 Ltd. 144A
6.31% (Term SOFR USD 3
Month+2.01%), 10/26/34 1,450 1,450,840
7.76% (Term SOFR USD 3
Month+3.46%), 10/26/34 7,400 7,417,249
Signal Peak CLO 7 Ltd. 144A
6.44% (Term SOFR USD 3
Month+2.15%), 10/20/37 4,550 4,562,622
Signal Peak CLO 8 Ltd. 144A
5.68% (Term SOFR USD 3
Month+1.39%), 10/20/37 6,975 6,978,983
Signal Peak CLO 9 Ltd. 144A
5.70% (Term SOFR USD 3
Month+1.36%), 01/21/38 5,275 5,274,056
6.09% (Term SOFR USD 3
Month+1.75%), 01/21/38 6,950 6,937,316
Silver Rock CLO II Ltd. 144A
5.91% (Term SOFR USD 3
Month+1.60%), 01/20/35 21,000 20,893,235
Sound Point CLO 2025R-1
Ltd. 144A
5.93% (Term SOFR USD 3
Month+1.65%), 02/20/38 10,200 10,205,885
Sound Point CLO 39 Ltd.
144A
6.04% (Term SOFR USD 3
Month+1.75%), 07/20/37 5,500 5,513,948
Sound Point CLO XVIII Ltd.
144A
5.67% (Term SOFR USD 3
Month+1.38%), 01/21/31 2,715 2,716,364
Sound Point CLO XXIII 144A
5.73% (Term SOFR USD 3
Month+1.43%), 07/15/34 1,000 1,000,983
Sound Point CLO XXVI Ltd.
144A
5.72% (Term SOFR USD 3
Month+1.43%), 07/20/34 1,100 1,101,081
6.20% (Term SOFR USD 3
Month+1.91%), 07/20/34 10,510 10,515,255
Sound Point CLO XXXI Ltd.
144A
7.81% (Term SOFR USD 3
Month+3.51%), 10/25/34 2,250 2,129,706
Par
(000’s) Value
Sound Point CLO XXXIII Ltd.
144A
6.20% (Term SOFR USD 3
Month+1.90%), 04/25/35 $ 9,900 $ 9,894,407
Sycamore Tree CLO 2021-1
Ltd. 144A
5.90% (Term SOFR USD 3
Month+1.39%), 01/20/38 11,000 10,998,900
6.31% (Term SOFR USD 3
Month+1.80%), 01/20/38 5,000 4,997,990
Symphony CLO 42 Ltd. 144A
5.83% (Term SOFR USD 3
Month+1.53%), 04/17/37 10,600 10,614,236
TCI-Symphony CLO 2017-1
Ltd. 144A
5.49% (Term SOFR USD 3
Month+1.19%), 07/15/30 1,414 1,413,832
TCW CLO 2017-1A Ltd. 144A
5.77% (Term SOFR USD 3
Month+1.45%), 10/29/34 8,000 8,002,296
TCW CLO 2019-1 AMR Ltd.
144A
5.62% (Term SOFR USD 3
Month+1.30%), 08/16/34 2,300 2,297,700
6.27% (Term SOFR USD 3
Month+1.95%), 08/16/34 9,150 9,155,810
8.25% (Term SOFR USD 3
Month+3.93%), 08/16/34 3,200 3,181,562
TCW CLO 2020-1 Ltd. 144A
6.29% (Term SOFR USD 3
Month+2.00%), 04/20/34 4,200 4,171,595
TCW CLO 2021-1 Ltd. 144A
6.45% (Term SOFR USD 3
Month+2.10%), 01/20/38 12,000 12,015,192
TIAA CLO I Ltd. 144A
5.54% (Term SOFR USD 3
Month+1.25%), 07/20/31 5,051 5,052,564
TICP CLO VII Ltd. 144A
6.20% (Term SOFR USD 3
Month+1.90%), 04/15/33 3,700 3,706,353
Trinitas CLO XIV Ltd. 144A
5.84% (Term SOFR USD 3
Month+1.54%), 01/25/34 6,750 6,738,977
6.70% (Term SOFR USD 3
Month+2.40%), 01/25/34 11,500 11,508,464
Trinitas CLO XIX Ltd. 144A
7.24% (Term SOFR USD 3
Month+2.95%), 10/20/33 7,000 6,995,961
Trinitas CLO XVII Ltd. 144A
6.25% (Term SOFR USD 3
Month+1.96%), 10/20/34 1,500 1,500,783
Trinitas Clo XX Ltd. 144A
5.82% (Term SOFR USD 3
Month+1.50%), 07/20/35 17,000 16,862,980
Voya CLO 2016-3 Ltd. 144A
5.99% (Term SOFR USD 3
Month+1.70%), 10/18/31 6,040 6,021,995
Voya CLO 2018-1 Ltd. 144A
5.50% (Term SOFR USD 3
Month+1.21%), 04/19/31 2,315 2,316,104

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Whitebox CLO II Ltd. 144A
6.05% (Term SOFR USD 3
Month+1.75%), 10/24/37 $ 1,000 $ 1,001,503
Whitebox CLO III Ltd. 144A
6.00% (Term SOFR USD 3
Month+1.70%), 10/15/35 1,000 1,001,800
6.20% (Term SOFR USD 3
Month+1.90%), 10/15/35 2,100 2,101,670
Underline
Total Collateralized Loan Obligations
(Cost: $1,004,714,454) 1,004,213,774
Par
(000's) Value
SHORT-TERM INVESTMENT : 0.2%
(Cost: $1,995,046)
United States Treasury Obligations: 0.2%
TREASURY BILL
8.61%, 04/22/25 2,000,000 $ 1,995,047
Underline
Total Investments: 99.1%
(Cost: $1,006,709,500) 1,006,208,821
Other assets less liabilities: 0.9% 9,647,756
NET ASSETS: 100.0% $ 1,015,856,577
SOFR Secured Overnight Financing Rate
USD United States Dollar
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,004,213,774, or 98.9% of net assets.